Stock Subscription Agreements (Details Textuals) (USD $)	3 Months Ended
	Oct. 09, 2012	Sep. 30, 2012	Jul. 23, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Issued During Period, Value, Issued for Cash	$ 2,500,000
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 1	$ 0.01	$ 0.01
Minimum Shares Required To Purchase			75.00%